INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
INVENTORIES [Abstract]
Raw materials	$ 1,498	$ 2,124
Work in progress	1,607	1,482
Finished products	4,774	4,541
Total inventory	$ 7,879	$ 8,147